Additional Information - Condensed Financial Statements of the Company - Statements of Comprehensive Income (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Operating expenses:
General and administrative expenses	[1]	$ (22,582)	¥ (146,923)	¥ (181,677)	¥ (183,989)
Total operating expenses	[1]	(128,017)	(832,912)	(682,728)	(700,836)
Loss from operations		2,302	14,983	35,372	78,974
Other income:
Foreign currency exchange (loss)/gain		(3,621)	(23,560)	9,608	(1,054)
Gain on disposal of an equity investment and acquisition of available-for-sale investments					4,643
Others, net		2,985	19,423	21,053	29,294
Net income		5,291	34,424	78,220	72,385
Comprehensive income		47,080	306,322	353,225	111,067
Parent Company
Operating expenses:
General and administrative expenses		(1,387)	(9,027)	(8,649)	(10,783)
Total operating expenses		(1,387)	(9,027)	(8,649)	(10,783)
Loss from operations		(1,387)	(9,027)	(8,649)	(10,783)
Other income:
Interest income		2,606	16,953	10,016	4,625
Foreign currency exchange (loss)/gain		(115)	(746)	2,512	(4,948)
Gain on disposal of an equity investment and acquisition of available-for-sale investments					4,643
Others, net		382	2,488	2,476	6,242
Share of profit of investments using equity accounting, including impairments		4,273	27,804	74,256	73,805
Net income		5,759	37,472	80,611	73,584
Other comprehensive income		41,789	271,898	275,005	38,682
Comprehensive income		$ 47,548	¥ 309,370	¥ 355,616	¥ 112,266

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 23):Net advertising revenues 71,048 98,413 67,393 10,358Paid services revenues 276,712 122,844 139,149 21,387Cost of revenues (49,363) (29,057) (57,057) (8,770)Sales and marketing expenses (1,788) (1,277) (748) (115)General and administrative expenses (1,812) (260) (6,245) (960)